File Nos. 333-168120

                   811-22423

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	3	{X}

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	3

ORACLE FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

182 Island Blvd., FL

Fox Island, WA 98333

 (Address of Principal Executive Offices) (Zip Code)

(253) 303-0164

(Registrant’s Telephone Number, including Area Code)

Laurence I. Balter

Oracle Investment Research

182 Island Blvd., FL

Fox Island, WA   98333

 (Name and Address of Agent for Service)

Copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

(856) 374-1744

It is proposed that this filing will become effective (check appropriate box):

[X]                      immediately upon filing pursuant to paragraph (b).

[   ]                      on (date) pursuant to paragraph (b).

[   ]                      60 days after filing pursuant to paragraph (a)(1).

[   ]                      on                 , 2010 pursuant to paragraph (a)(1).

[   ]                      75 days after filing pursuant to paragraph (a)(2).

[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Fox Island and State of Washington, on the 10th day of January, 2013.

ORACLE FAMILY OF FUNDS

By:  /s/ Laurence I. Balter

Laurence I. Balter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 10, 2013 by the following persons in the capacities indicated.

Signature	Title

* /s/ Daniel Friedlander

   Daniel Friedlandrer

* /s/ Paul Kirschner

   Paul Kirschner

* /s/ Zachary Franks

   Zachary Franks

/s/ Laurence I. Balter

Laurence I. Balter

/s/ Laurence I. Balter *

Laurence I. Balter

Trustee January 10, 2013 Trustee January 10, 2013 Trustee January 10, 2013 President and Trustee January 10, 2013 Power of Attorney January 10, 2013

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE ………………………………………………..XBRL Taxonomy Extension Presentation Linkbase